Pension and Postretirement Benefit Plans - Pension Asset Fair Value Level 3 (Details) - International Qualified and Non-qualified Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Benefit Plan Information
Foreign currency exchange	$ (444)	$ (498)
Level 3
Benefit Plan Information
Foreign currency exchange	(9)	(36)
Defined benefit plan increases related to net purchases and unrealized gains losses	$ 8	$ 16